OTHER INCOME (LOSS) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Loss on capital dispositions	$ (10.2)	$ (0.7)
Government grant for decommissioning expenditures	0.0	5.4
Sublease income	2.6	3.7
Other	(9.4)	5.0
Other income (loss)	$ (17.0)	$ 13.4